Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Amendment Description

This Amendment No. 1 (the "Amendment") to the Annual Report on Form 20-F of SuperComLtd.(the "Company") amends the registrant's Annual Report on Form 20-F for the year ended December 31, 2012 that was filed with the Securities and Exchange Commission on April 24, 2013 (the "Original 20-F").

This Amendment does not reflect a change in the results of operations of the Company or in any information in the Original 20-F other than:

• to add the words "(expense) benefit" in a line item in the Consolidated Statements of Operations;

• to include the Report and Consent (as Exhibit 15.2) of Fahn, Kanne& Co., the Company's former Independent Registered Public Accounting Firm regarding the Company's consolidated financial statements appearing in the Form 20-F; and

• to revise the language in certain of the Notes to the consolidated financial statements to clarify the language therein.

No changes have been made to any of the numbers in the consolidated financial statements or the notes.

In order to comply with certain requirements of the SEC's rules in connection with the filing of this Amendment No. 1, this Amendment No. 1 includes Item 18 "Financial Statements." This Amendment does not reflect events occurring after the filing of the Original 20-F or modify or update the disclosure contained therein in any way other than as required to reflect the amendments discussed above.

Consistent with the rules of the SEC, the certifications of the Company's principal executive officer and principal financial officer as of the date of this Amendment No. 1 are attached as exhibits to this Amendment No. 1. The only change in these certifications from the certifications of the Company's principal executive officer and principal financial officer filed as exhibits to the Form 20-F is their date.

Pursuant to Rule 12b-15 promulgated under the Securities Exchange Act of 1934, as amended, the complete text of Exhibit 101 of the Original 20-F is attached to this Amendment.

Entity Registrant Name	SuperCom Ltd
Entity Central Index Key	0001291855
Trading Symbol	SPCBF
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	36,769,757